STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities
Net income (loss)	$ (187,268)	$ (919,349)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(650,339)	(8,261)
Changes in assets and liabilities
Accounts payable and accrued expenses	9,000	0
Accounts payable - affiliates	691,517	(287,716)
Net cash provided by (used in) operating activities	(137,090)	(1,215,326)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	650,339	8,261
Net cash provided by investing activities	650,339	8,261
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	513,249	(1,207,065)
Cash and cash equivalents, beginning	707,501	1,914,566
Cash and cash equivalents, end	1,220,750	707,501
Series 47 [Member]
Cash flows from operating activities
Net income (loss)	50,402	(263,649)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(296,116)	(8,261)
Changes in assets and liabilities
Accounts payable and accrued expenses	6,179	0
Accounts payable - affiliates	196,371	(269,407)
Net cash provided by (used in) operating activities	(43,164)	(541,317)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	296,116	8,261
Net cash provided by investing activities	296,116	8,261
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	252,952	(533,056)
Cash and cash equivalents, beginning	243,174	776,230
Cash and cash equivalents, end	496,126	243,174
Series 48 [Member]
Cash flows from operating activities
Net income (loss)	202,017	(169,001)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(327,454)	0
Changes in assets and liabilities
Accounts payable and accrued expenses	2,500	0
Accounts payable - affiliates	(15,958)	(288,160)
Net cash provided by (used in) operating activities	(138,895)	(457,161)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	327,454	0
Net cash provided by investing activities	327,454	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	188,559	(457,161)
Cash and cash equivalents, beginning	209,712	666,873
Cash and cash equivalents, end	398,271	209,712
Series 49 [Member]
Cash flows from operating activities
Net income (loss)	(439,687)	(486,699)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(26,769)	0
Changes in assets and liabilities
Accounts payable and accrued expenses	321	0
Accounts payable - affiliates	511,104	269,851
Net cash provided by (used in) operating activities	44,969	(216,848)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	26,769	0
Net cash provided by investing activities	26,769	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	71,738	(216,848)
Cash and cash equivalents, beginning	254,615	471,463
Cash and cash equivalents, end	$ 326,353	$ 254,615